Principal Accounting Policies (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal Accounting Policies
Balance at the beginning of the year	¥ 77,147	¥ 130,648	¥ 84,909
Provisions	40,600	(30,946)	50,954
Write-offs	(4,494)	(22,555)	(5,215)
Balance at the end of the year	¥ 113,253	¥ 77,147	¥ 130,648